Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	J.P. Morgan Exchange-Traded Fund Trust
Entity Central Index Key	0001485894
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000141385 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Return International Equity ETF
Class Name	JPMorgan Diversified Return International Equity ETF
Trading Symbol	JPIN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Diversified Return International Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Return International Equity ETF	$42	0.37%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Diversified Return International Equity ETF returned 24.42% for the twelve months ended October 31, 2025. The FTSE Developed ex North America Index (net total return) returned 25.08% and the JP Morgan Diversified Factor International Equity Index (net total return) (the "Index") returned 24.57% for the twelve months ended October 31, 2025.
  The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the industrials and financials sectors, while its exposures to the health care and energy sectors were the smallest contributors. No sector detracted from the Fund’s absolute performance.
  From a country perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to United Kingdom and Japan, while its detractors from returns were its allocations to Denmark and New Zealand.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Diversified Return International Equity ETF - Net Asset Value	November 5, 2014	24.42%	10.89%	6.50%
FTSE Developed ex North America Index (net total return)		25.08	12.18	7.61
JP Morgan Diversified Factor International Equity Index (net total return)		24.57	11.22	6.75

Performance Inception Date	Nov. 05, 2014
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 364,289,000
Holdings Count | Holding	451
Advisory Fees Paid, Amount	$ 1,239,920
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$364,289,000
Total number of portfolio holdings	451
Portfolio turnover rate	25%
Total advisory fees paid	$1,239,920

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000141386 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Return Emerging Markets Equity ETF
Class Name	JPMorgan Diversified Return Emerging Markets Equity ETF
Trading Symbol	JPEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Diversified Return Emerging Markets Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Return Emerging Markets Equity ETF	$48	0.44%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Diversified Return Emerging Markets Equity ETF returned 16.56% for the twelve months ended October 31, 2025. The FTSE Emerging Index (net total return) returned 22.90% and the JP Morgan Diversified Factor Emerging Markets Equity Index (net total return) (the "Index") returned 16.77% for the twelve months ended October 31, 2025.
  The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the financials and basic materials sectors, while its exposures to the consumer staples and consumer discretionary sectors were the smallest contributors. No sector detracted from the Fund’s absolute performance.
  From a country perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to China and Brazil, while its detractors from returns were its allocations to India and Indonesia.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Diversified Return Emerging Markets Equity ETF - Net Asset Value	January 7, 2015	16.56%	9.84%	6.74%
FTSE Emerging Index (net total return)		22.90	7.85	7.93
JP Morgan Diversified Factor Emerging Markets Equity Index (net total return)		16.77	10.53	7.42

Performance Inception Date	Jan. 07, 2015
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 357,290,275
Holdings Count | Holding	538
Advisory Fees Paid, Amount	$ 1,446,760
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$357,290,275
Total number of portfolio holdings	538
Portfolio turnover rate	30%
Total advisory fees paid	$1,446,760

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000146462 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Return U.S. Equity ETF
Class Name	JPMorgan Diversified Return U.S. Equity ETF
Trading Symbol	JPUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Diversified Return U.S. Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Return U.S. Equity ETF	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Diversified Return U.S. Equity ETF returned 6.03% for the twelve months ended October 31, 2025. The Russell 1000 Index returned 21.14% and the JP Morgan Diversified Factor US Equity Index (the "Index") returned 6.15% for the twelve months ended October 31, 2025.
  The Fund performed in line with the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the technology and utilities sectors, while its largest detractors from returns were its allocations to the consumer staples and basic materials sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Diversified Return U.S. Equity ETF - Net Asset Value	September 29, 2015	6.03%	13.00%	10.53%
Russell 1000 Index		21.14	17.05	14.39
JP Morgan Diversified Factor US Equity Index		6.15	13.17	10.76

Performance Inception Date	Sep. 29, 2015
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 385,753,787
Holdings Count | Holding	368
Advisory Fees Paid, Amount	$ 723,331
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$385,753,787
Total number of portfolio holdings	368
Portfolio turnover rate	25%
Total advisory fees paid	$723,331

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000168940 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Class Name	JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Trading Symbol	JPME
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Diversified Return U.S. Mid Cap Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Diversified Return U.S. Mid Cap Equity ETF returned 5.13% for the twelve months ended October 31, 2025. The Russell 3000 Index returned 20.81%, the JP Morgan Diversified Factor US Mid Cap Equity Index (the "Index") returned 5.37%, and the Russell Midcap Index returned 10.79% for the twelve months ended October 31, 2025.
  The Fund performed in line with the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the utilities and telecommunications sectors, while its largest detractors from returns were its allocations to the consumer staples and basic materials sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Mid Cap Equity ETF - Net Asset Value	May 11, 2016	5.13%	12.44%	10.11%
Russell 3000 Index		20.81	16.74	14.94
JP Morgan Diversified Factor US Mid Cap Equity Index		5.37	12.70	10.39
Russell Midcap Index		10.79	12.33	11.20

Performance Inception Date	May 11, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 366,780,997
Holdings Count | Holding	353
Advisory Fees Paid, Amount	$ 917,039
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$366,780,997
Total number of portfolio holdings	353
Portfolio turnover rate	25%
Total advisory fees paid	$917,039

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173015 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Return U.S. Small Cap Equity ETF
Class Name	JPMorgan Diversified Return U.S. Small Cap Equity ETF
Trading Symbol	JPSE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Diversified Return U.S. Small Cap Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Diversified Return U.S. Small Cap Equity ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Diversified Return U.S. Small Cap Equity ETF returned 7.89% for the twelve months ended October 31, 2025. The Russell 3000 Index returned 20.81%, the JP Morgan Diversified Factor US Small Cap Equity Index (the "Index") returned 8.07%, and the Russell 2000 Index returned 14.41% for the twelve months ended October 31, 2025.
  The Fund performed in line with the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the telecommunications and basic materials sectors, while its largest detractors from returns were its allocations to the real estate and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Small Cap Equity ETF - Net Asset Value	November 15, 2016	7.89%	13.23%	9.45%
Russell 3000 Index		20.81	16.74	14.88
JP Morgan Diversified Factor US Small Cap Equity Index		8.07	13.45	9.66
Russell 2000 Index		14.41	11.50	8.91

Performance Inception Date	Nov. 15, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 504,699,242
Holdings Count | Holding	549
Advisory Fees Paid, Amount	$ 1,431,009
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$504,699,242
Total number of portfolio holdings	549
Portfolio turnover rate	27%
Total advisory fees paid	$1,431,009

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000194672 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Momentum Factor ETF
Class Name	JPMorgan U.S. Momentum Factor ETF
Trading Symbol	JMOM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Momentum Factor ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Momentum Factor ETF	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Momentum Factor ETF returned 21.59% for the twelve months ended October 31, 2025. The Russell 1000 Index returned 21.14%, the JP Morgan US Momentum Factor Index (the "Index") returned 21.77%, and the Russell 1000 Growth Index returned 30.52% for the twelve months ended October 31, 2025.
  The Fund performed in line with the underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the information technology and industrials sectors, while its allocation to the health care sector was the sole detractor.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan U.S. Momentum Factor ETF - Net Asset Value	November 8, 2017	21.59%	16.50%	14.74%
Russell 1000 Index		21.14	17.05	14.54
JP Morgan US Momentum Factor Index		21.77	16.63	14.88
Russell 1000 Growth Index		30.52	19.24	18.95

Performance Inception Date	Nov. 08, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 1,725,832,610
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 1,730,690
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,725,832,610
Total number of portfolio holdings	267
Portfolio turnover rate	39%
Total advisory fees paid	$1,730,690

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of March 1, 2025. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of March 1, 2025. This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000194673 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Factor ETF
Class Name	JPMorgan U.S. Value Factor ETF
Trading Symbol	JVAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Value Factor ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Value Factor ETF	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Value Factor ETF returned 14.63% for the twelve months ended October 31, 2025. The Russell 1000 Index returned 21.14%, the JP Morgan US Value Factor Index (the "Index") returned 14.76%, and the Russell 1000 Value Index returned 11.15% for the twelve months ended October 31, 2025.
  The Fund performed in line with the underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the information technology and financials sectors, while its largest detractors from returns were its allocations to the health care and basic materials sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee o f future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan U.S. Value Factor ETF - Net Asset Value	November 8, 2017	14.63%	16.71%	11.28%
Russell 1000 Index		21.14	17.05	14.54
JP Morgan US Value Factor Index		14.76	16.79	11.48
Russell 1000 Value Index		11.15	14.28	9.47

Performance Inception Date	Nov. 08, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 553,830,621
Holdings Count | Holding	382
Advisory Fees Paid, Amount	$ 728,206
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$553,830,621
Total number of portfolio holdings	382
Portfolio turnover rate	26%
Total advisory fees paid	$728,206

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of March 1, 2025. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of March 1, 2025. This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000194674 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Quality Factor ETF
Class Name	JPMorgan U.S. Quality Factor ETF
Trading Symbol	JQUA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Quality Factor ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Quality Factor ETF	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan U.S. Quality Factor ETF returned 13.61% for the twelve months ended October 31, 2025. The Russell 1000 Index returned 21.14% and the JP Morgan US Quality Factor Index (the "Index") returned 13.78% for the twelve months ended October 31, 2025.
  The Fund performed in line with the underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the information technology and health care sectors, while its largest detractors to returns were its allocations to the real estate and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan U.S. Quality Factor ETF - Net Asset Value	November 8, 2017	13.61%	16.38%	13.97%
Russell 1000 Index		21.14	17.05	14.54
JP Morgan US Quality Factor Index		13.78	16.47	14.10

Performance Inception Date	Nov. 08, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 7,456,633,141
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 7,362,537
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$7,456,633,141
Total number of portfolio holdings	284
Portfolio turnover rate	19%
Total advisory fees paid	$7,362,537

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of March 1, 2025. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Consumer Discretionary Sector Risk” disclosure to its summary prospectus as of March 1, 2025. This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000200803 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders Canada ETF
Class Name	JPMorgan BetaBuilders Canada ETF
Trading Symbol	BBCA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders Canada ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders Canada ETF	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan BetaBuilders Canada ETF returned 25.71% for the twelve months ended October 31, 2025. The Morningstar® Canada Target Market Exposure IndexSM (net total return) (the "Index") returned 25.84% for the twelve months ended October 31, 2025.
  The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations and the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s largest contributors to returns were its allocations to the financials and materials sectors, while its largest detractors from returns were its allocations to the real estate and industrials sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Canada ETF - Net Asset Value	August 7, 2018	25.71%	16.38%	10.85%
Morningstar® Canada Target Market Exposure IndexSM (net total return)		25.84	16.27	10.64

Performance Inception Date	Aug. 07, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 8,867,282,895
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 15,152,143
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$8,867,282,895
Total number of portfolio holdings	75
Portfolio turnover rate	2%
Total advisory fees paid	$15,152,143

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000200804 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
Class Name	JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
Trading Symbol	BBAX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF returned 14.69% for the twelve months ended October 31, 2025. The Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (net total return) (the "Index") returned 14.78% for the twelve months ended October 31, 2025.
  The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the financials and industrials sectors, while its largest detractors from returns were its allocations to the health care and information technology sectors.
  From a country perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to Australia and Singapore, while its exposures to New Zealand and Hong Kong were the smallest contributors. No country detracted from the Fund’s absolute performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF - Net Asset Value	August 7, 2018	14.69%	9.25%	5.76%
Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (net total return)		14.78	9.44	5.87

Performance Inception Date	Aug. 07, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 5,480,976,732
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 9,441,642
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$5,480,976,732
Total number of portfolio holdings	101
Portfolio turnover rate	4%
Total advisory fees paid	$9,441,642

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund removed  “Materials Sector Risk” disclosure from its summary prospectus as of March 1, 2025. This disclosure was removed in light of smaller concentrations of portfolio securities in this sector.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund removed  “Materials Sector Risk” disclosure from its summary prospectus as of March 1, 2025. This disclosure was removed in light of smaller concentrations of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000200805 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders Europe ETF
Class Name	JPMorgan BetaBuilders Europe ETF
Trading Symbol	BBEU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders Europe ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders Europe ETF	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan BetaBuilders Europe ETF returned 23.53% for the twelve months ended October 31, 2025. The Morningstar® Developed Europe Target Market Exposure IndexSM (net total return) (the "Index") returned 23.62% for the twelve months ended October 31, 2025.
  The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the financials and industrials sectors, while its detractors from returns were its allocations to the health care and real estate sectors.
  From a country perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to Germany and the United Kingdom, while its detractors from returns were its allocations to Denmark and Ireland.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Europe ETF - Net Asset Value	June 15, 2018	23.53%	14.07%	8.20%
Morningstar® Developed Europe Target Market Exposure IndexSM (net total return)		23.62	13.83	8.04

Performance Inception Date	Jun. 15, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 8,206,788,960
Holdings Count | Holding	391
Advisory Fees Paid, Amount	$ 4,063,194
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$8,206,788,960
Total number of portfolio holdings	391
Portfolio turnover rate	5%
Total advisory fees paid	$4,063,194

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000200806 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders Japan ETF
Class Name	JPMorgan BetaBuilders Japan ETF
Trading Symbol	BBJP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders Japan ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders Japan ETF	$22	0.19%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan BetaBuilders Japan ETF returned 26.44% for the twelve months ended October 31, 2025. The Morningstar® Japan Target Market Exposure IndexSM (net total return) (the "Index") returned 24.92% for the twelve months ended October 31, 2025.
  The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s largest contributors to returns were its allocations to the industrials and financials sectors, while its detractors from returns were its allocations to the health care and materials sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Japan ETF - Net Asset Value	June 15, 2018	26.44%	9.80%	6.62%
Morningstar® Japan Target Market Exposure IndexSM (net total return)		24.92	9.94	6.60

Performance Inception Date	Jun. 15, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 14,734,567,610
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 23,763,615
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$14,734,567,610
Total number of portfolio holdings	193
Portfolio turnover rate	5%
Total advisory fees paid	$23,763,615

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of March 1, 2025. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]	The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of March 1, 2025. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000209992 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders U.S. Equity ETF
Class Name	JPMorgan BetaBuilders U.S. Equity ETF
Trading Symbol	BBUS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders U.S. Equity ETF	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan BetaBuilders U.S. Equity ETF returned 21.67% for the twelve months ended October 31, 2025. The Morningstar® US Target Market Exposure IndexSM (the "Index") returned 21.70% for the twelve months ended October 31, 2025.
  The Fund performed in line with the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s largest contributors to returns were its allocations to the information technology and communication services sectors, while its largest detractors from returns were its allocations to the health care and materials sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Equity ETF - Net Asset Value	March 12, 2019	21.67%	17.28%	16.20%
Morningstar® US Target Market Exposure IndexSM		21.70	17.30	16.24

Performance Inception Date	Mar. 12, 2019
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 6,196,928,187
Holdings Count | Holding	524
Advisory Fees Paid, Amount	$ 919,091
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$6,196,928,187
Total number of portfolio holdings	524
Portfolio turnover rate	3%
Total advisory fees paid	$919,091

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000216193 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders International Equity ETF
Class Name	JPMorgan BetaBuilders International Equity ETF
Trading Symbol	BBIN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders International Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders International Equity ETF	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan BetaBuilders International Equity ETF returned 23.52% for the twelve months ended October 31, 2025. The Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (net total return) (the "Index") returned 23.14% for the twelve months ended October 31, 2025.
  The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the financials and industrials sectors, while the sole detractor from returns was its allocation to the health care sector.
  From a country perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to Japan and the United Kingdom, while its largest detractors from returns were its allocations to Denmark and Ireland.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders International Equity ETF - Net Asset Value	December 3, 2019	23.52%	12.47%	9.21%
Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (net total return)		23.14	12.35	9.04

Performance Inception Date	Dec. 03, 2019
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 5,888,664,616
Holdings Count | Holding	690
Advisory Fees Paid, Amount	$ 3,677,645
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$5,888,664,616
Total number of portfolio holdings	690
Portfolio turnover rate	5%
Total advisory fees paid	$3,677,645

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000218319 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Class Name	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Trading Symbol	BBMC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan BetaBuilders U.S. Mid Cap Equity ETF returned 12.58% for the twelve months ended October 31, 2025. The Morningstar® US Market IndexSM returned 21.00% and the Morningstar® US Mid Cap Target Market Exposure Extended IndexSM (the "Index") returned 12.69% for the twelve months ended October 31, 2025.
  The Fund performed in line with the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s largest contributors to returns were its allocations to the information technology and industrials sectors, while its largest detractors from returns were its allocations to the consumer discretionary and real estate sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF - Net Asset Value	April 14, 2020	12.58%	11.70%	15.33%
Morningstar® US Market IndexSM		21.00	16.99	18.75
Morningstar® US Mid Cap Target Market Exposure Extended IndexSM		12.69	11.73	15.39

Performance Inception Date	Apr. 14, 2020
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 1,991,789,617
Holdings Count | Holding	556
Advisory Fees Paid, Amount	$ 1,287,359
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,991,789,617
Total number of portfolio holdings	556
Portfolio turnover rate	19%
Total advisory fees paid	$1,287,359

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of March 1, 2025. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]	The Fund added “Financial Sector Risk” disclosure to its summary prospectus as of March 1, 2025. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000218815 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Growth ETF
Class Name	JPMorgan International Growth ETF
Trading Symbol	JIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Growth ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Growth ETF	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Growth ETF returned 20.56% for the twelve months ended October 31, 2025. The MSCI ACWI ex USA Index (net total return) returned 24.93% and the MSCI ACWI ex USA Growth Index (net total return) (the "Index") returned 21.77% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the materials sector and an underweight allocation to the communication services sector detracted from performance relative to the Index.
  The Fund’s security selection in the financials and consumer discretionary sectors contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan International Growth ETF - Net Asset Value	May 20, 2020	20.56%	5.11%	8.49%
MSCI ACWI ex USA Index (net total return)		24.93	11.18	12.35
MSCI ACWI ex USA Growth Index (net total return)		21.77	7.11	9.37

Performance Inception Date	May 20, 2020
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 278,725,976
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 755,345
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$278,725,976
Total number of portfolio holdings	85
Portfolio turnover rate	64%
Total advisory fees paid	$755,345

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000221046 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Class Name	JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Trading Symbol	BBSC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Small Cap Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan BetaBuilders U.S. Small Cap Equity ETF returned 14.62% for the twelve months ended October 31, 2025. The Morningstar® US Market IndexSM returned 21.00% and the Morningstar® US Small Cap Target Market Exposure Extended IndexSM (the "Index") returned 14.73% for the twelve months ended October 31, 2025.
  The Fund performed in line with the Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  On an absolute basis, the Fund’s largest contributors to returns were its allocations to the industrials and information technology sectors, while its largest detractors from returns were its allocations to the real estate and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Small Cap Equity ETF - Net Asset Value	November 16, 2020	14.62%	9.44%
Morningstar® US Market IndexSM		21.00	14.69
Morningstar® US Small Cap Target Market Exposure Extended IndexSM		14.73	9.45

Performance Inception Date	Nov. 16, 2020
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 593,926,495
Holdings Count | Holding	739
Advisory Fees Paid, Amount	$ 476,350
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$593,926,495
Total number of portfolio holdings	739
Portfolio turnover rate	25%
Total advisory fees paid	$476,350

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Healthcare Sector Risk” and “Information Technology Sector Risk” disclosure to its summary prospectus as of March 1, 2025. This disclosure was added in light of larger concentration of portfolio securities in these sectors.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “Healthcare Sector Risk” and “Information Technology Sector Risk” disclosure to its summary prospectus as of March 1, 2025. This disclosure was added in light of larger concentration of portfolio securities in these sectors.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000225965 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan ActiveBuilders Emerging Markets Equity ETF
Class Name	JPMorgan ActiveBuilders Emerging Markets Equity ETF
Trading Symbol	JEMA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan ActiveBuilders Emerging Markets Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan ActiveBuilders Emerging Markets Equity ETF	$38	0.33%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan ActiveBuilders Emerging Markets Equity ETF returned 30.15% for the twelve months ended October 31, 2025. The MSCI Emerging Markets Index (net total return) (the "Index") returned 27.91% for the twelve months ended October 31, 2025.
  The Fund's holdings in Taiwan and the information technology sector contributed to performance relative to the Index.
  The Fund's stock selection in China and the discretionary sector detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan ActiveBuilders Emerging Markets Equity ETF - Net Asset Value	March 10, 2021	30.15%	2.90%
MSCI Emerging Markets Index (net total return)		27.91	3.79

Performance Inception Date	Mar. 10, 2021
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 1,285,462,942
Holdings Count | Holding	533
Advisory Fees Paid, Amount	$ 3,748,695
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,285,462,942
Total number of portfolio holdings	533
Portfolio turnover rate	42%
Total advisory fees paid	$3,748,695

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000231437 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Research Enhanced Equity ETF
Class Name	JPMorgan International Research Enhanced Equity ETF
Trading Symbol	JIRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Research Enhanced Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Research Enhanced Equity ETF	$27	0.24%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Research Enhanced Equity ETF returned 23.02% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) (the "Index") returned 23.03% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the industrial cyclical and pharmaceutical/medical technology sectors detracted from performance relative to the Index.
  The Fund’s security selection in the banks and utilities sectors and overweight allocation to the banks sector contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Research Enhanced Equity ETF - Net Asset Value	October 28, 1992*	23.02%	13.09%	7.49%
MSCI EAFE Index (net total return)		23.03	12.33	7.48
*	Inception date for Class I Shares of the Acquired Fund (as defined below).

Performance Inception Date	Oct. 28, 1992	[1]
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 9,119,298,848
Holdings Count | Holding	213
Advisory Fees Paid, Amount	$ 14,568,414
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$9,119,298,848
Total number of portfolio holdings	213
Portfolio turnover rate	25%
Total advisory fees paid	$14,568,414

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000240773 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders Emerging Markets Equity ETF
Class Name	JPMorgan BetaBuilders Emerging Markets Equity ETF
Trading Symbol	BBEM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders Emerging Markets Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders Emerging Markets Equity ETF	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan BetaBuilders Emerging Markets Equity ETF returned 26.31% for the twelve months ended October 31, 2025. The Morningstar® Emerging Markets Target Market Exposure IndexSM (net total return) (the "Index") returned 26.21% for the twelve months ended October 31, 2025.
  The Fund performed in line with the Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
  From a sector perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to the information technology and financials sectors, while its exposures to the real estate and consumer staples sectors were the smallest contributors. No sector detracted from the Fund’s absolute performance.
  From a country perspective on an absolute basis, the Fund’s largest contributors to returns were its allocations to China and Taiwan, while its largest detractors from returns were its allocations to Indonesia and the Philippines.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Emerging Markets Equity ETF - Net Asset Value	May 10, 2023	26.31%	17.02%
Morningstar® Emerging Markets Target Market Exposure IndexSM (net total return)		26.21	17.95

Performance Inception Date	May 10, 2023
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 749,854,035
Holdings Count | Holding	1,107
Advisory Fees Paid, Amount	$ 1,331,483
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$749,854,035
Total number of portfolio holdings	1,107
Portfolio turnover rate	40%
Total advisory fees paid	$1,331,483

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000241063 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Active China ETF
Class Name	JPMorgan Active China ETF
Trading Symbol	JCHI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Active China ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Active China ETF	$74	0.65%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Active China ETF returned 27.48% for the twelve months ended October 31, 2025. The MSCI China All Shares Index (net total return) returned 29.04% for the twelve months ended October 31, 2025.
  The Fund's stock selection in the information technology sector and holdings in the financials sector detracted from relative performance.
  The Fund's stock selection in the industrials sector and holdings in the communication services sector contributed positively to the Fund's overall performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Active China ETF - Net Asset Value	March 15, 2023	27.48%	8.64%
MSCI China All Shares Index (net total return)		29.04	11.81

Performance Inception Date	Mar. 15, 2023
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 15,737,643
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 86,741
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$15,737,643
Total number of portfolio holdings	50
Portfolio turnover rate	67%
Total advisory fees paid	$86,741

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000243005 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Healthcare Leaders ETF
Class Name	JPMorgan Healthcare Leaders ETF
Trading Symbol	JDOC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Healthcare Leaders ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Healthcare Leaders ETF	$65	0.65%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Healthcare Leaders ETF returned -0.02% for the twelve months ended October 31, 2025. The MSCI World Index (net total return) returned 22.02% and the MSCI World Healthcare Index (net total return) (the "Index") returned -0.34% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the health care providers & services sector and overweight allocation to the biotechnology sector contributed to its performance relative to the Index.
  The Fund’s security selection in the health care equipment & supplies and life sciences tools & services sectors detracted from its performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Healthcare Leaders ETF - Net Asset Value	November 1, 2023	(0.02)%	9.77%
MSCI World Index (net total return)		22.02	27.09
MSCI World Healthcare Index (net total return)		(0.34)	9.08

Performance Inception Date	Nov. 01, 2023
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 8,217,889
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 50,448
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$8,217,889
Total number of portfolio holdings	64
Portfolio turnover rate	92%
Total advisory fees paid	$50,448

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000243909 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Select Equity ETF
Class Name	JPMorgan Global Select Equity ETF
Trading Symbol	JGLO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Global Select Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Select Equity ETF	$50	0.47%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Global Select Equity ETF returned 13.37% for the twelve months ended October 31, 2025. The MSCI World Index (net total return) (the "Index") returned 22.02% for the twelve months ended October 31, 2025.
  The Fund’s security selection in information technology (semiconductors & hardware) and media sectors detracted from performance relative to the Index.
  The Fund’s underweight allocation to the transportation and insurance sectors contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Global Select Equity ETF - Net Asset Value	September 13, 2023	13.37%	19.16%
MSCI World Index (net total return)		22.02	22.09

Performance Inception Date	Sep. 13, 2023
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 6,992,592,161
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 31,653,607
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$6,992,592,161
Total number of portfolio holdings	74
Portfolio turnover rate	126%
Total advisory fees paid	$31,653,607

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of March 1, 2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Risks Change [Text Block]
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of March 1, 2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000243910 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Value ETF
Class Name	JPMorgan International Value ETF
Trading Symbol	JIVE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Value ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Value ETF	$64	0.55%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Value ETF returned 36.57% for the twelve months ended October 31, 2025. The MSCI ACWI ex USA Index (net total return) returned 24.93% and the MSCI ACWI ex USA Value Index (net total return) (the "Index") returned 28.16% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the banks and materials sectors contributed to performance relative to the Index.
  The Fund’s security selection in the information technology-hardware and equipment & consumer discretionary-distribution & retail sectors detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan International Value ETF - Net Asset Value	September 13, 2023	36.57%	26.16%
MSCI ACWI ex USA Index (net total return)		24.93	19.30
MSCI ACWI ex USA Value Index (net total return)		28.16	20.81

Performance Inception Date	Sep. 13, 2023
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 877,174,051
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 1,832,409
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$877,174,051
Total number of portfolio holdings	344
Portfolio turnover rate	46%
Total advisory fees paid	$1,832,409

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000244865 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity Laddered Overlay ETF
Class Name	JPMorgan Hedged Equity Laddered Overlay ETF
Trading Symbol	HELO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity Laddered Overlay ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity Laddered Overlay ETF	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity Laddered Overlay ETF returned 8.33% for the twelve months ended October 31, 2025. The S&P 500 Index returned 21.45% and the ICE BofA 3-Month US Treasury Bill Index (the "Index") returned 4.34% for the twelve months ended October 31, 2025.
  The Fund captured 39% of the Index’s positive return with 61% of its volatility.
  The Fund’s security selection in the industrial cyclical and media sectors detracted from its performance.
  The Fund’s overweight position in NXP Semiconductors and underweight position in Palantir Technologies were among the top detractors from its performance.
  The Fund’s security selection in the financial services and REITs sectors contributed to its performance.
  The Fund’s overweight positions in Howmet Aerospace and Seagate Technology were among the top contributors to its performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity Laddered Overlay ETF - Net Asset Value	September 28, 2023	8.33%	14.56%
S&P 500 Index		21.45	26.60
ICE BofA 3-Month US Treasury Bill Index		4.34	4.90

Performance Inception Date	Sep. 28, 2023
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 3,511,091,352
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 14,340,178
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$3,511,091,352
Total number of portfolio holdings	162
Portfolio turnover rate	30%
Total advisory fees paid	$14,340,178

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000248102 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Active Developing Markets Equity ETF
Class Name	JPMorgan Active Developing Markets Equity ETF
Trading Symbol	JADE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Active Developing Markets Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Active Developing Markets Equity ETF	$76	0.65%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Active Developing Markets Equity ETF returned 32.74% for the twelve months ended October 31, 2025. The MSCI Emerging Markets Index (net total return) (the "Index") returned 27.91% for the twelve months ended October 31, 2025.
  The Fund's stock selection in Taiwan and the information technology sector contributed to performance relative to the Index.
  The Fund's stock selection in Argentina and the consumer discretionary sector contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Active Developing Markets Equity ETF - Net Asset Value	May 16, 2024	32.74%	21.59%
MSCI Emerging Markets Index (net total return)		27.91	21.04

Performance Inception Date	May 16, 2024
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 18,882,386
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 100,785
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$18,882,386
Total number of portfolio holdings	133
Portfolio turnover rate	30%
Total advisory fees paid	$100,785

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000251303 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Dividend Leaders ETF
Class Name	JPMorgan Dividend Leaders ETF
Trading Symbol	JDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Dividend Leaders ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Dividend Leaders ETF	$51	0.47%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Dividend Leaders ETF returned 15.38% for the twelve months ended October 31, 2025. The MSCI ACWI Index (net total return) (the "Index") returned 22.64% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the media and retail sectors detracted from performance relative to the Index.
  The Fund’s security selection in the pharmaceuticals/medical technology sector and an underweight allocation to the property sector contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Dividend Leaders ETF - Net Asset Value	September 25, 2024	15.38%	11.96%
MSCI ACWI Index (net total return)		22.64	19.08

Performance Inception Date	Sep. 25, 2024
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 8,019,050
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 34,784
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$8,019,050
Total number of portfolio holdings	75
Portfolio turnover rate	75%
Total advisory fees paid	$34,784

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000255141 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Flexible Income ETF
Class Name	JPMorgan Flexible Income ETF
Trading Symbol	JFLI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Flexible Income ETF (the "Fund") for the period of February 12, 2025 (fund inception) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Flexible Income ETF	$16	0.22%
*	This charge is annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.22%	[2]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Flexible Income ETF returned 9.72% for the period from Fund inception to October 31, 2025. The MSCI World Index (net total return) returned 15.33% and the 75% MSCI World Index (net total return) / 25% Bloomberg U.S. Aggregate Index returned 13.17% for the period.
  Relative to the Benchmark, which is an all-equity index, the Fund's allocation to fixed income investments was a leading detractor from its performance, as equity markets outperformed fixed income markets during the period.
  Relative to the Bloomberg US Aggregate Bond Index, which primarily contains U.S. government bonds, the Fund’s allocation to a more diversified set of corporate bonds, including high yield corporate credit, was a leading contributor to its performance.
  Relative to the JPMorgan Flexible Income ETF Composite Benchmark, the Fund’s underweight allocation to equities was a detractor from its performance. However, the Fund’s allocation to developed market equities and its preference for corporate credit bonds helped its relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan Flexible Income ETF - Net Asset Value	February 12, 2025	9.72%
MSCI World Index (net total return)		15.33
75% MSCI World Index (net total return) / 25% Bloomberg U.S. Aggregate Index		13.17
*	Not annualized.

Performance Inception Date	Feb. 12, 2025
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 30,800,316
Holdings Count | Holding	476
Advisory Fees Paid, Amount	$ 72,805
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$30,800,316
Total number of portfolio holdings	476
Portfolio turnover rate	13%
Total advisory fees paid	$72,805

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000257148 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
Class Name	JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
Trading Symbol	HEQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF (the "Fund") for the period of March 26, 2025 (fund inception) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF	$32	0.50%
*	This charge is annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.50%	[3]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF returned 16.65% for the period from Fund inception to October 31, 2025. The S&P 500 Index returned 20.62%, the Nasdaq-100 Index (the "Index") returned 30.34% and the ICE BofA 3-Month US Treasury Bill Index returned 2.54% for the period.
  The Fund captured 53% of the Index’s positive return with 40% of its volatility.
  The Fund’s security selection in the consumer discretionary and communication services sectors detracted from its performance.
  The Fund’s overweight positions in Chipotle and ServiceNow were among the top detractors from its performance.
  The Fund’s security selection in the information technology and industrials sectors contributed to its performance.
  The Fund’s overweight position in Seagate Technology and underweight position in Fortinet were among the top contributors to its performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF - Net Asset Value	March 26, 2025	16.65%
S&P 500 Index		20.62
Nasdaq-100 Index		30.34
ICE BofA 3-Month US Treasury Bill Index		2.54
*	Not annualized.

Performance Inception Date	Mar. 26, 2025
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 27,669,249
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 82,458
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$27,669,249
Total number of portfolio holdings	102
Portfolio turnover rate	24%
Total advisory fees paid	$82,458

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000257466 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Hedged Equity Laddered Overlay ETF
Class Name	JPMorgan International Hedged Equity Laddered Overlay ETF
Trading Symbol	HOLA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Hedged Equity Laddered Overlay ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Hedged Equity Laddered Overlay ETF	$61	0.56%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Hedged Equity Laddered Overlay ETF returned 16.14% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) returned 23.03% and the ICE BofA 3-Month US Treasury Bill Index (the "Index") returned 4.34% for the twelve months ended October 31, 2025.
  The Fund captured 70% of the Index’s positive return with 87% of its volatility during the period.
  The Fund’s security selection in the industrial cyclical and information technology-software sectors detracted from its performance relative to the Index.
  The Fund’s underweight position in Rheinmetall and overweight position in Atlas Copco were among the top detractors from its performance.
  The Fund’s security selection in the banks and utilities sectors contributed to its performance, relative to the Index.
  The Fund’s overweights in Prysmian and Société Générale were among the top contributors to its performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan International Hedged Equity Laddered Overlay ETF - Net Asset Value	March 15, 2019*	16.14%	8.65%	5.80%
MSCI EAFE Index (net total return)		23.03	12.33	8.92
ICE BofA 3-Month US Treasury Bill Index		4.34	3.05	2.67
*	Inception date for Class I Shares of the Acquired Fund (as defined below).

Performance Inception Date	Mar. 15, 2019	[4]
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 257,934,973
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 453,668
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$257,934,973
Total number of portfolio holdings	221
Portfolio turnover rate	31%
Total advisory fees paid	$453,668

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund acquired the assets and liabilities of the JPMorgan International Hedged Equity Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on July 11, 2025. Performance and financial history of the Acquired Fund’s Class I Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to the close of business on July 11, 2025 is the performance of the Acquired Fund’s Class I Shares. Inception date for the Acquired Fund’s Class I Shares is March 15, 2019.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000260514 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity and Options Total Return ETF
Class Name	JPMorgan Equity and Options Total Return ETF
Trading Symbol	JOYT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity and Options Total Return ETF (the "Fund") for the period of August 18, 2025 (fund inception) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity and Options Total Return ETF	$7	0.35%
*	This charge is annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.35%	[5]
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity and Options Total Return ETF returned 5.71% for the period from Fund inception to October 31, 2025. The S&P 500 Index returned 6.31% and the ICE BofA 3-Month US Treasury Bill Index(the “Index”) returned 0.84% for the period.
  The Fund captured 97% of the Index’s positive return with 74% of its volatility.
  The Fund’s security selection in the communication services and information technology sectors detracted from its performance.
  The Fund’s underweight position in Advanced Micro Devices and overweight position in Meta Platforms were among the top detractors from its performance.
  The Fund’s security selection in the industrials and financials sectors contributed to its performance.
  The Fund’s overweight positions in Micron Technology and Wells Fargo were among the top contributors to its performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan Equity and Options Total Return ETF - Net Asset Value	August 18, 2025	5.71%
S&P 500 Index		6.31
ICE BofA 3-Month US Treasury Bill Index		0.84
*	Not annualized.

Performance Inception Date	Aug. 18, 2025
No Deduction of Taxes [Text Block]	Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 47,557,887
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 28,171
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$47,557,887
Total number of portfolio holdings	111
Portfolio turnover rate	6%
Total advisory fees paid	$28,171

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)

[1]	Inception date for Class I Shares of the Acquired Fund (as defined below).
[2]	This charge is annualized.
[3]	This charge is annualized.
[4]	Inception date for Class I Shares of the Acquired Fund (as defined below).
[5]	This charge is annualized.